Income Taxes (Schedule of Components of Income Tax Expense (Benefit)) (Allocation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Intraperiod Tax Allocation [Abstract]
Tax expense per statements of earnings	$ 335.1	$ 308.9	$ 270.1
Tax expense attributable to discontinued operations	(3.9)	2.3	68.2
Unrealized (loss) gain on investments and derivatives	1.0	0.4	0.7
Unrealized (loss) gain on foreign currency translation	(4.6)	(5.8)	(0.4)
Other components of other comprehensive income	(3.1)	(0.1)	(2.0)
Total income tax expense (benefit) allocated to other comprehensive income	(6.7)	(5.5)	(1.7)
Tax benefit from exercise of stock options	(39.5)	(40.4)	(31.1)
Total income tax expense	$ 285.0	$ 265.3	$ 305.5